Commitments and Contingencies Maturity Schedule Table (Details) - Orbitz $ in Thousands	Dec. 31, 2014 USD ($)
Contractual Obligations [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 5,787
Operating Leases, Future Minimum Payments, Due in Two Years	5,071
Operating Leases, Future Minimum Payments, Due in Three Years	4,958
Operating Leases, Future Minimum Payments, Due in Four Years	4,804
Operating Leases, Future Minimum Payments, Due in Five Years	4,033
Operating Leases, Future Minimum Payments, Due Thereafter	9,395
Operating Leases, Future Minimum Payments Due	34,048
Total Commitments, Due in Next Twelve Months	27,928
Total Commitments, Due in Second Year	26,325
Total Commitments, Due in Third Year	17,328
Total Commitments, Due in Fourth Year	20,924
Total Commitments, Due in Fifth Year	5,153
Total Commitments, Due After Fifth Year	9,395
Total Commitments	107,053
Travelport GDS [Member]
Contractual Obligations [Line Items]
Purchase Obligation, Due in Next Twelve Months	15,000
Purchase Obligation, Due in Second Year	16,120
Purchase Obligation, Due in Third Year	12,370
Purchase Obligation, Due in Fourth Year	16,120
Purchase Obligation, Due in Fifth Year	1,120
Purchase Obligation, Due After Fifth Year	0
Total Purchase Obligation	60,730
Other Contracts [Member]
Contractual Obligations [Line Items]
Purchase Obligation, Due in Next Twelve Months	7,141
Purchase Obligation, Due in Second Year	5,134
Purchase Obligation, Due in Third Year	0
Purchase Obligation, Due in Fourth Year	0
Purchase Obligation, Due in Fifth Year	0
Purchase Obligation, Due After Fifth Year	0
Total Purchase Obligation	$ 12,275